Debt Instruments Eligible as Capital (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instruments Eligible As Capital
Balances at the beginning of the fiscal year	R$ 19,626,967	R$ 19,537,618	R$ 19,641,408
Issuance	7,600,200	6,000,000
Interest payment Tier I (1)	786,823	461,186	484,291
Interest payment Tier II (1)	1,736,383	1,464,586	379,103
Exchange differences / Others	1,051,377	(614,496)	(105,467)
Payments of interest - Tier I	(132,243)	(507,291)	(467,099)
Payments of interest - Tier II		(206,683)	(394,618)
Repurchase	(7,531,723)	(6,507,953)
Balance at the end of the fiscal year	R$ 23,137,784	R$ 19,626,967	R$ 19,537,618